                        SCUDDER ADVOCATE REWARDS ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 29, 2019
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Scudder Advocate Rewards Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

The following information should be read in connection with the information presented on the first page of your prospectus.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
     Invesco V.I. Managed Volatility Fund
BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
     T. Rowe Price Mid Cap Growth Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class B
     BlackRock Ultra-Short Term Bond Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class B
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B

     Frontier Mid Cap Growth Portfolio -- Class B
     Jennison Growth Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class B
     MFS(R) Value Portfolio -- Class E
     Neuberger Berman Genesis Portfolio -- Class B
     T. Rowe Price Large Cap Growth Portfolio -- Class E
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class E DEUTSCHE DWS VARIABLE SERIES II -- CLASS B
     DWS Government & Agency Securities VIP
     DWS Small Mid Cap Value VIP
THE ALGER PORTFOLIOS -- CLASS S
     Alger Capital Appreciation Portfolio
THE DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC. -- SERVICE SHARES

     The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

IN ACCORDANCE WITH REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE UNDERLYING FUNDS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM US. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM US ELECTRONICALLY BY CONTACTING US AT WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL UNDERLYING FUNDS AVAILABLE UNDER YOUR CONTRACT.

Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 29, 2019. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-376-0389 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMAB, a 0.40% charge for GMWB I (maximum of 1.00% upon reset), a 0.55% charge for GMWB I Plus (maximum of 1.00% upon reset), a 0.50% charge for GMWB II (maximum of 1.00% upon reset), a 0.65% charge for GMWB II Plus (maximum of 1.00% upon reset), and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                        STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                            BENEFIT           BENEFIT           BENEFIT
                                                                       ----------------   ---------------   --------------
Mortality and Expense Risk Charge*..................................     1.40%              1.55%             1.75%
Administrative Expense Charge.......................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED..................................................     1.55%              1.70%             1.90%
Optional E.S.P. Charge..............................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.....     1.75%              1.90%             2.10%
Optional GMAB Charge................................................     0.40%              0.40%             0.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED...........................................................     1.95%              2.10%             2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)........................................................     2.15%              2.30%             2.50%
Optional GMWB I Charge..............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB I Plus Charge.........................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Plus Charge........................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge............................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I PLUS ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II PLUS ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED...........................................................     1.80%              1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 PLUS SELECTED......................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 PLUS SELECTED......................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED...........................................................     2.00%              2.15%             2.35%

------------
* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.63% for the Subaccount investing in the MetLife Stock Index Portfolio, 1.34% for the Subaccount investing in the T. Rowe Price Mid Cap Growth Portfolio, 1.08% for the Subaccount investing in the MFS(R) Value Portfolio, 1.24% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio, 1.10% for the Subaccount investing in the BlackRock High Yield Portfolio, 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, 1.18% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio, 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio, and 0.83% for the Subaccount investing in the Jennison Growth Portfolio - Class B.

(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I, 0.55% for GMWB I Plus, 0.50% for GMWB II and 0.65% for GMWB II Plus.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2018 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-376-0389.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.53%       1.28%

UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2018
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Managed Volatility Fund.............    0.60%       --           0.53%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class B........    0.60%     0.25%          0.09%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A.....................    0.89%       --           0.10%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.70%     0.25%          0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%          0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%          0.02%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B.........................................    0.75%     0.25%          0.03%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class B.........................................    0.33%     0.25%          0.10%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class B............................    0.35%     0.25%          0.04%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B............................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B............................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B............................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Balanced
  Portfolio -- Class B............................    0.46%     0.25%          0.07%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B..............    0.70%     0.25%          0.02%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Managed Volatility Fund............. 0.01%            1.14%     0.01%             1.13%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class B........   --             0.94%       --              0.94%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A.....................   --             0.99%     0.05%             0.94%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             1.00%     0.10%             0.90%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             0.96%     0.12%             0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%     0.05%             0.79%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B.........................................   --             1.03%       --              1.03%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class B.........................................   --             0.68%       --              0.68%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class B............................   --             0.64%     0.03%             0.61%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B............................ 0.62%            0.93%       --              0.93%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B............................ 0.63%            0.93%       --              0.93%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B............................ 0.65%            0.96%       --              0.96%
 Brighthouse/Wellington Balanced
  Portfolio -- Class B............................   --             0.78%       --              0.78%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B..............   --             0.97%     0.11%             0.86%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Frontier Mid Cap Growth Portfolio --
  Class B........................................    0.71%     0.25%            0.04%
 Jennison Growth Portfolio -- Class B............    0.60%     0.25%            0.02%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%            0.03%
 MFS(R) Total Return Portfolio -- Class B........    0.56%     0.25%            0.06%
 MFS(R) Value Portfolio -- Class E...............    0.61%     0.15%            0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.82%     0.25%            0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class E...........................    0.60%     0.15%            0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.47%     0.25%            0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E.............    0.57%     0.15%            0.03%
DEUTSCHE DWS VARIABLE SERIES II -- CLASS B
 DWS Government & Agency Securities
  VIP............................................    0.45%     0.25%            0.58%
 DWS Small Mid Cap Value VIP.....................    0.65%     0.25%            0.34%
THE ALGER PORTFOLIOS -- CLASS S
 Alger Capital Appreciation Portfolio............    0.81%       --             0.40%
THE DREYFUS SUSTAINABLE U.S. EQUITY
 PORTFOLIO, INC. -- SERVICE SHARES
 The Dreyfus Sustainable U.S. Equity
  Portfolio, Inc.................................    0.60%     0.25%            0.14%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Frontier Mid Cap Growth Portfolio --
  Class B........................................      --          1.00%     0.02%             0.98%
 Jennison Growth Portfolio -- Class B............      --          0.87%     0.08%             0.79%
 MetLife Stock Index Portfolio -- Class B........      --          0.53%     0.01%             0.52%
 MFS(R) Total Return Portfolio -- Class B........      --          0.87%       --              0.87%
 MFS(R) Value Portfolio -- Class E...............      --          0.78%     0.06%             0.72%
 Neuberger Berman Genesis Portfolio --
  Class B........................................      --          1.10%     0.01%             1.09%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class E...........................      --          0.77%     0.05%             0.72%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................      --          0.75%       --              0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E.............      --          0.75%     0.06%             0.69%
DEUTSCHE DWS VARIABLE SERIES II -- CLASS B
 DWS Government & Agency Securities
  VIP............................................      --          1.28%     0.40%             0.88%
 DWS Small Mid Cap Value VIP.....................      --          1.24%     0.03%             1.21%
THE ALGER PORTFOLIOS -- CLASS S
 Alger Capital Appreciation Portfolio............      --          1.21%       --              1.21%
THE DREYFUS SUSTAINABLE U.S. EQUITY
 PORTFOLIO, INC. -- SERVICE SHARES
 The Dreyfus Sustainable U.S. Equity
  Portfolio, Inc.................................      --          0.99%     0.04%             0.95%

The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-376-0389 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 -- SERIES I
Invesco V.I. Managed Volatility Fund   Seeks both capital appreciation and      Invesco Advisers, Inc.
                                       current income while managing
                                       portfolio volatility.
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --      Seeks to maximize total return,          Brighthouse Investment Advisers, LLC
 Class B                               consistent with income generation        Subadviser: BlackRock Financial
                                       and prudent investment management.       Management, Inc.
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A                                            Subadviser: Aberdeen Asset Managers
                                                                                Limited
MFS(R) Research International          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
Oppenheimer Global Equity              Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income       Inc.
                                       is a secondary objective.
T. Rowe Price Mid Cap Growth           Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: T. Rowe Price Associates,
                                                                                Inc.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --     Seeks a competitive total return         Brighthouse Investment Advisers, LLC
 Class B                               primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Ultra-Short Term Bond        Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                       capital.
Brighthouse Asset Allocation 40        Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  income and growth of capital, with a
                                       greater emphasis on income.
Brighthouse Asset Allocation 60        Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
Brighthouse Asset Allocation 80        Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Balanced        Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  with some current income.                Subadviser: Wellington Management
                                                                                Company LLP
Brighthouse/Wellington Core Equity     Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B    income over time and, secondarily,       Subadviser: Wellington Management
                                       long-term capital appreciation and       Company LLP
                                       current income.

            UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
Frontier Mid Cap Growth Portfolio --   Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class B                                                                        Subadviser: Frontier Capital
                                                                                Management Company, LLC
Jennison Growth Portfolio -- Class B   Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC
MetLife Stock Index Portfolio --       Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class B                               Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                       Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio --       Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
 Class B                               investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                Services Company
MFS(R) Value Portfolio -- Class E      Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Massachusetts Financial
                                                                                Services Company
Neuberger Berman Genesis               Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                Investment Advisers LLC
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                                                           Subadviser: T. Rowe Price Associates,
                                                                                Inc.
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: T. Rowe Price Associates,
                                                                                Inc.
Western Asset Management Strategic     Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --       consistent with preservation of          Subadviser: Western Asset
 Class E                               capital.                                 Management Company
DEUTSCHE DWS VARIABLE SERIES II --
 CLASS B
DWS Government & Agency                Seeks high current income consistent     DWS Investment Management
 Securities VIP                        with preservation of capital.            Americas, Inc.
DWS Small Mid Cap Value VIP            Seeks long-term capital appreciation.    DWS Investment Management
                                                                                Americas, Inc.
THE ALGER PORTFOLIOS -- CLASS S
Alger Capital Appreciation Portfolio   Seeks long-term capital appreciation.    Fred Alger Management, Inc.
THE DREYFUS SUSTAINABLE U.S. EQUITY
 PORTFOLIO, INC. -- SERVICE SHARES
The Dreyfus Sustainable U.S. Equity    Seeks long-term capital appreciation.    The Dreyfus Corporation
 Portfolio, Inc.                                                                Subadviser: Newton Investment
                                                                                Management (North America)
                                                                                Limited

Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.

                                   TRANSFERS
--------------------------------------------------------------------------------
RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS.We monitor transfer activity in the following "Monitored Funds" for purposes of imposing our restrictions on frequent transfers.

BlackRock High Yield Portfolio
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio
     DWS Small Mid Cap Value VIP
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code of 1986, as amended ("Code") and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect You and your Contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 ("ERISA").

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Code governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

If the Contract has been submitted to the IRS for review, such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Generally, You must begin receiving Required Minimum Distribution ("RMD") amounts from your retirement plan by the Required Beginning Date. Generally, the "Required Beginning Date" is by April 1 following the later of:

(a) the calendar year in which You reach age 70 1/2, or

(b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.

For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which you attain age 70 1/2 even if You have not retired, taking your first distribution no later than by April 1 of the year after You reach age 70 1/2.

If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. . RMD amounts are required to be distributed from a qualified annuity Contract following Your death depending on whether You die before or after the Required Beginning Date.

If You die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), Your entire interest generally must be distributed within five (5) years after Your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following Your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If Your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year You would have attained age 70 1/2, if your Contract permits.

If You die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.

Regardless of whether You die before or after your Required Beginning Date, the following will be applicable:

RMDs are required to be distributed from a Roth IRA after your death; and

If Your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own..

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $6,000 in 2019, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $56,000 or 25% of pay for each participant in 2019.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are not subject to federal income tax. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution be made after age 59 1/2, on death or disability of the owner, or that another exception apply. Income tax and a 10% penalty tax may apply to distributions.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code);

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it;

   o Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

   o   Relates to rollover or after-tax contributions; or

   o Is for the purchase of permissive service credit under a governmental defined benefit plan.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS


If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

BLIC is an indirectly wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Variable Funding Options; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Variable Funding Options invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Variable Funding Options will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Variable Funding Options invest.


FINANCIAL STATEMENTS

The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
 FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN/TWELVE FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2018   2.995
                                                                                       2017   2.751
                                                                                       2016   2.526
                                                                                       2015   2.622
                                                                                       2014   2.208
                                                                                       2013   2.025
                                                                                       2012   1.985
                                                                                       2011   1.731
                                                                                       2010   1.654
                                                                                       2009   1.462
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2018   4.112
                                                                                       2017   3.195
                                                                                       2016   3.237
                                                                                       2015   3.104
                                                                                       2014   2.779
                                                                                       2013   2.094
                                                                                       2012   1.804
                                                                                       2011   1.844
                                                                                       2010   1.648
                                                                                       2009   1.111
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2018   2.291
                                                                                       2017   2.160
                                                                                       2016   1.924
                                                                                       2015   2.037
                                                                                       2014   2.003
                                                                                       2013   1.860
                                                                                       2012   1.621
                                                                                       2011   1.609
                                                                                       2010   1.411
                                                                                       2009   0.977
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   3.029
                                                                                       2017   2.392
                                                                                       2016   2.172
                                                                                       2015   2.555
                                                                                       2014   2.768
                                                                                       2013   2.953
                                                                                       2012   2.518
                                                                                       2011   3.135
                                                                                       2010   2.568
                                                                                       2009   1.541
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.527
                                                                                       2013   1.299
                                                                                       2012   1.158
                                                                                       2011   1.196
                                                                                       2010   1.070
                                                                                       2009   0.889



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2.624                  41,970
                                                                                       2.995                  55,481
                                                                                       2.751                  78,655
                                                                                       2.526                  80,185
                                                                                       2.622                 120,931
                                                                                       2.208                 116,296
                                                                                       2.025                 147,041
                                                                                       1.985                 169,093
                                                                                       1.731                 178,318
                                                                                       1.654                 292,056
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 4.034                 198,395
                                                                                       4.112                 219,728
                                                                                       3.195                 232,274
                                                                                       3.237                 263,968
                                                                                       3.104                 269,485
                                                                                       2.779                 294,206
                                                                                       2.094                 373,922
                                                                                       1.804                 825,397
                                                                                       1.844                 395,156
                                                                                       1.648                 444,203
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2.191               1,047,961
                                                                                       2.291               1,373,260
                                                                                       2.160               1,762,691
                                                                                       1.924               1,756,880
                                                                                       2.037               2,321,265
                                                                                       2.003               4,062,753
                                                                                       1.860               5,519,026
                                                                                       1.621               6,792,409
                                                                                       1.609               8,016,351
                                                                                       1.411               1,458,169
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2.567                 158,770
                                                                                       3.029                 169,391
                                                                                       2.392                 183,667
                                                                                       2.172                 227,066
                                                                                       2.555                 268,974
                                                                                       2.768                 299,624
                                                                                       2.953                 346,111
                                                                                       2.518                 478,917
                                                                                       3.135                 553,321
                                                                                       2.568                 562,616
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 1.528                      --
                                                                                       1.527               1,809,423
                                                                                       1.299               2,094,566
                                                                                       1.158               2,583,533
                                                                                       1.196               2,769,123
                                                                                       1.070               3,003,997

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)................ 2014   1.646           1.639                      --
                                                                         2013   1.328           1.646               1,181,112
                                                                         2012   1.165           1.328               1,699,093
                                                                         2011   1.231           1.165               2,210,022
                                                                         2010   1.083           1.231               2,320,427
                                                                         2009   0.880           1.083               2,345,492
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09).............. 2014   1.507           1.513                      --
                                                                         2013   1.340           1.507                 960,929
                                                                         2012   1.211           1.340               1,173,349
                                                                         2011   1.231           1.211               1,369,639
                                                                         2010   1.113           1.231               1,554,947
                                                                         2009   0.940           1.113               1,863,308
 BHFTI MFS(R) Research International Subaccount (Class B) (4/08)........ 2018   2.428           2.056                 465,313
                                                                         2017   1.924           2.428                 477,139
                                                                         2016   1.972           1.924                 534,835
                                                                         2015   2.039           1.972                 604,898
                                                                         2014   2.225           2.039                 825,891
                                                                         2013   1.895           2.225               1,304,709
                                                                         2012   1.649           1.895               1,599,937
                                                                         2011   1.876           1.649               1,791,610
                                                                         2010   1.710           1.876               1,929,042
                                                                         2009   1.320           1.710               2,172,868
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08).......................... 2013   1.078           1.168                      --
                                                                         2012   1.040           1.078               3,042,023
                                                                         2011   1.115           1.040               3,337,591
                                                                         2010   0.922           1.115               3,716,664
                                                                         2009   0.685           0.922               3,990,754
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)............ 2018   2.823           2.414                 185,658
                                                                         2017   2.097           2.823                 215,104
                                                                         2016   2.125           2.097                 223,983
                                                                         2015   2.076           2.125                 274,826
                                                                         2014   2.065           2.076                 319,903
                                                                         2013   1.650           2.065                 235,109
                                                                         2012   1.383           1.650                 336,172
                                                                         2011   1.533           1.383                 421,870
                                                                         2010   1.418           1.533                 466,355
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)............. 2016   1.632           1.671                      --
                                                                         2015   1.682           1.632               3,843,595
                                                                         2014   1.635           1.682               4,712,750
                                                                         2013   1.638           1.635               6,289,123
                                                                         2012   1.493           1.638               7,794,736
                                                                         2011   1.465           1.493               8,520,374
                                                                         2010   1.328           1.465               9,951,087
                                                                         2009   1.016           1.328              10,244,403
 BHFTI RCM Technology Subaccount (Class E) (5/10)....................... 2013   1.391           1.454                      --
                                                                         2012   1.256           1.391                 158,354
                                                                         2011   1.417           1.256                 463,765
                                                                         2010   1.202           1.417                 410,054
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)........ 2018   1.872           1.674                 925,346
                                                                         2017   1.626           1.872               1,097,252
                                                                         2016   1.424           1.626               1,354,691
                                                                         2015   1.500           1.424               1,979,055
                                                                         2014   1.345           1.500               2,426,569
                                                                         2013   1.021           1.345               2,784,433
                                                                         2012   0.879           1.021               3,067,172
                                                                         2011   0.930           0.879               3,379,873
                                                                         2010   0.807           0.930               3,883,900
                                                                         2009   0.693           0.807               3,903,637
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)......... 2018   3.574           3.442                 109,672
                                                                         2017   2.910           3.574                 103,408
                                                                         2016   2.782           2.910                 103,123
                                                                         2015   2.649           2.782                 106,747
                                                                         2014   2.386           2.649                  96,345
                                                                         2013   1.774           2.386                 171,700
                                                                         2012   1.585           1.774                 254,985
                                                                         2011   1.637           1.585                 262,458
                                                                         2010   1.302           1.637                 266,108
                                                                         2009   0.909           1.302                 314,489

                 SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 2013   1.633
                                                                                 2012   1.565
                                                                                 2011   1.717
                                                                                 2010   1.371
                                                                                 2009   0.947
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)....................... 2018   1.293
                                                                                 2017   1.264
                                                                                 2016   1.248
                                                                                 2015   1.263
                                                                                 2014   1.201
                                                                                 2013   1.233
                                                                                 2012   1.167
                                                                                 2011   1.115
                                                                                 2010   1.048
                                                                                 2009   0.975
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)............. 2018   1.660
                                                                                 2017   1.676
                                                                                 2016   1.700
                                                                                 2015   1.726
                                                                                 2014   1.753
                                                                                 2013   1.781
                                                                                 2012   1.809
                                                                                 2011   1.837
                                                                                 2010   1.866
                                                                                 2009   1.890
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)............. 2018   1.527
                                                                                 2017   1.402
                                                                                 2016   1.342
                                                                                 2015   1.378
                                                                                 2014   1.341
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)............. 2018   1.593
                                                                                 2017   1.410
                                                                                 2016   1.337
                                                                                 2015   1.375
                                                                                 2014   1.329
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)............. 2018   1.640
                                                                                 2017   1.398
                                                                                 2016   1.313
                                                                                 2015   1.356
                                                                                 2014   1.303
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)............. 2018   2.078
                                                                                 2017   1.838
                                                                                 2016   1.748
                                                                                 2015   1.736
                                                                                 2014   1.599
                                                                                 2013   1.350
                                                                                 2012   1.223
                                                                                 2011   1.199
                                                                                 2010   1.114
                                                                                 2009   0.967
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B)
 (4/08)......................................................................... 2018   2.480
                                                                                 2017   2.120
                                                                                 2016   2.011
                                                                                 2015   2.000
                                                                                 2014   1.840
                                                                                 2013   1.402
                                                                                 2012   1.264
                                                                                 2011   1.341
                                                                                 2010   1.219
                                                                                 2009   0.941
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)............................ 2013   1.406
                                                                                 2012   1.237
                                                                                 2011   1.342
                                                                                 2010   1.192
                                                                                 2009   0.997



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 1.761                      --
                                                                                 1.633                 223,484
                                                                                 1.565                 185,661
                                                                                 1.717                 192,438
                                                                                 1.371                 228,925
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)....................... 1.265                 443,085
                                                                                 1.293                 623,020
                                                                                 1.264                 626,558
                                                                                 1.248                 663,381
                                                                                 1.263                 776,524
                                                                                 1.201               1,151,067
                                                                                 1.233               1,593,906
                                                                                 1.167               1,698,837
                                                                                 1.115               1,784,882
                                                                                 1.048               1,894,517
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)............. 1.660                 212,657
                                                                                 1.660                 223,007
                                                                                 1.676                 260,203
                                                                                 1.700                 270,184
                                                                                 1.726                 483,024
                                                                                 1.753                 682,552
                                                                                 1.781               1,146,206
                                                                                 1.809               1,132,259
                                                                                 1.837               1,027,274
                                                                                 1.866               1,256,521
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)............. 1.437               1,600,301
                                                                                 1.527               1,932,784
                                                                                 1.402               2,929,766
                                                                                 1.342               2,710,263
                                                                                 1.378               2,381,861
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)............. 1.472               3,753,689
                                                                                 1.593               4,393,347
                                                                                 1.410               4,817,959
                                                                                 1.337               6,260,332
                                                                                 1.375               6,884,412
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)............. 1.484               3,782,598
                                                                                 1.640               4,763,215
                                                                                 1.398               5,370,589
                                                                                 1.313               6,355,151
                                                                                 1.356               6,363,655
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)............. 1.964                 176,531
                                                                                 2.078                 230,081
                                                                                 1.838                 245,463
                                                                                 1.748                 263,960
                                                                                 1.736                 269,996
                                                                                 1.599                 323,851
                                                                                 1.350                 419,917
                                                                                 1.223                 441,234
                                                                                 1.199                 527,005
                                                                                 1.114                 613,820
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B)
 (4/08)......................................................................... 2.433                 810,316
                                                                                 2.480                 912,093
                                                                                 2.120               1,173,924
                                                                                 2.011                 293,572
                                                                                 2.000                 491,310
                                                                                 1.840                 748,644
                                                                                 1.402                 894,551
                                                                                 1.264                 967,837
                                                                                 1.341               1,942,307
                                                                                 1.219               2,412,889
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)............................ 1.547                      --
                                                                                 1.406                 569,228
                                                                                 1.237                 614,163
                                                                                 1.342                 645,546
                                                                                 1.192                 753,043

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13).............. 2018   2.966           2.748                  36,787
                                                                          2017   2.411           2.966                  51,324
                                                                          2016   2.329           2.411                  40,656
                                                                          2015   2.305           2.329                  63,548
                                                                          2014   2.111           2.305                 179,473
                                                                          2013   1.773           2.111                 193,622
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2018   2.004           1.975               1,501,959
                                                                          2017   1.485           2.004               1,605,948
                                                                          2016   1.511           1.485               1,806,471
                                                                          2015   1.388           1.511               2,139,186
                                                                          2014   1.230           1.388               2,861,766
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2018   2.175           2.038               1,230,603
                                                                          2017   1.822           2.175               1,421,685
                                                                          2016   1.661           1.822               1,700,152
                                                                          2015   1.672           1.661               2,182,657
                                                                          2014   1.501           1.672               1,661,831
                                                                          2013   1.158           1.501               2,134,490
                                                                          2012   1.019           1.158               2,729,010
                                                                          2011   1.018           1.019               3,021,676
                                                                          2010   0.903           1.018               3,640,795
                                                                          2009   0.728           0.903               3,685,979
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2018   2.108           2.032                      --
                                                                          2017   1.994           2.108                 849,143
                                                                          2016   1.715           1.994                 908,453
                                                                          2015   1.857           1.715                 998,821
                                                                          2014   1.719           1.857               1,310,820
                                                                          2013   1.325           1.719               1,601,217
                                                                          2012   1.181           1.325               1,833,245
                                                                          2011   1.175           1.181               1,948,062
                                                                          2010   1.096           1.175               2,087,367
                                                                          2009   1.002           1.096               2,324,527
 BHFTII MFS(R) Total Return Subaccount (Class B) (4/06).................. 2018   1.689           1.566                 673,209
                                                                          2017   1.529           1.689                 742,589
                                                                          2016   1.426           1.529                 837,780
                                                                          2015   1.454           1.426                 981,638
                                                                          2014   1.363           1.454               1,388,954
                                                                          2013   1.166           1.363               1,958,493
                                                                          2012   1.064           1.166               2,414,691
                                                                          2011   1.058           1.064               2,485,648
                                                                          2010   0.978           1.058               2,690,661
                                                                          2009   0.840           0.978               2,944,278
 BHFTII MFS(R) Value Subaccount (Class E) (4/08)......................... 2018   2.996           2.649                 866,231
                                                                          2017   2.583           2.996                 356,992
                                                                          2016   2.297           2.583                 412,297
                                                                          2015   2.339           2.297                 478,994
                                                                          2014   2.148           2.339                 614,060
                                                                          2013   1.608           2.148                 813,351
                                                                          2012   1.403           1.608                 430,829
                                                                          2011   1.414           1.403                 489,371
                                                                          2010   1.291           1.414                 530,988
                                                                          2009   1.086           1.291                 560,276
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.888           1.729                 746,163
                                                                          2017   1.660           1.888                 874,018
                                                                          2016   1.424           1.660                 988,487
                                                                          2015   1.441           1.424               1,186,325
                                                                          2014   1.468           1.441               1,742,472
                                                                          2013   1.177           1.468               2,660,872
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.206           1.647                 668,474
                                                                          2012   1.032           1.206                 774,871
                                                                          2011   1.062           1.032                 816,568
                                                                          2010   0.924           1.062               1,010,584
                                                                          2009   0.656           0.924               1,247,569
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2018   2.837           2.764                 249,291
                                                                          2017   2.156           2.837                 259,925
                                                                          2016   2.155           2.156                 259,286
                                                                          2015   1.978           2.155                 269,589
                                                                          2014   1.844           1.978                 294,863
                                                                          2013   1.461           1.844                 448,394

                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2018    3.297
                                                                                     2017    2.733
                                                                                     2016    2.489
                                                                                     2015    2.467
                                                                                     2014    2.350
                                                                                     2013    1.655
                                                                                     2012    1.451
                                                                                     2011    1.452
                                                                                     2010    1.095
                                                                                     2009    0.802
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16).. 2018   32.676
                                                                                     2017   30.731
                                                                                     2016   29.632
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)....................... 2009    0.911
 Credit Suisse International Equity Flex III Subaccount (12/09)..................... 2012    1.090
                                                                                     2011    1.307
                                                                                     2010    1.183
                                                                                     2009    1.179
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)................................ 2014    1.968
                                                                                     2013    1.490
                                                                                     2012    1.309
                                                                                     2011    1.396
                                                                                     2010    1.218
                                                                                     2009    0.978
 Deutsche Global Opportunities Subaccount (Class B) (7/03).......................... 2010    1.625
                                                                                     2009    1.118
 Deutsche Health Care VIP Subaccount (Class B) (6/03)............................... 2011    1.427
                                                                                     2010    1.346
                                                                                     2009    1.122
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04)....................... 2009    0.913
 Deutsche Global Growth Subaccount (Class B) (8/03)................................. 2014    2.018
                                                                                     2013    1.685
                                                                                     2012    1.449
                                                                                     2011    1.724
                                                                                     2010    1.546
                                                                                     2009    1.097
 Deutsche Growth Allocation Subaccount (Class B) (9/04)............................. 2009    0.851
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)........................... 2009    0.864
 Deutsche Technology Subaccount (Class B) (7/03).................................... 2010    1.139
                                                                                     2009    0.724
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)................. 2018    1.260
                                                                                     2017    1.263
                                                                                     2016    1.273
                                                                                     2015    1.298
                                                                                     2014    1.256
                                                                                     2013    1.318
                                                                                     2012    1.306
                                                                                     2011    1.238
                                                                                     2010    1.184
                                                                                     2009    1.116
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)............................ 2018    3.510
                                                                                     2017    3.237
                                                                                     2016    2.823
                                                                                     2015    2.931
                                                                                     2014    2.833
                                                                                     2013    2.136
                                                                                     2012    1.914
                                                                                     2011    2.075
                                                                                     2010    1.718
                                                                                     2009    1.350



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)..................  3.026                434,911
                                                                                      3.297                511,282
                                                                                      2.733                550,477
                                                                                      2.489                703,047
                                                                                      2.467              1,047,116
                                                                                      2.350              1,307,390
                                                                                      1.655              1,496,390
                                                                                      1.451              1,628,742
                                                                                      1.452              1,597,420
                                                                                      1.095              1,727,989
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16).. 30.911                131,543
                                                                                     32.676                147,190
                                                                                     30.731                181,132
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......................  1.171                     --
 Credit Suisse International Equity Flex III Subaccount (12/09).....................  1.089                     --
                                                                                      1.090                     --
                                                                                      1.307                114,924
                                                                                      1.183                141,369
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)................................  1.906                     --
                                                                                      1.968                958,933
                                                                                      1.490              1,068,575
                                                                                      1.309              1,143,843
                                                                                      1.396              1,057,133
                                                                                      1.218              1,267,287
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..........................  1.743                     --
                                                                                      1.625                452,615
 Deutsche Health Care VIP Subaccount (Class B) (6/03)...............................  1.604                     --
                                                                                      1.427                197,643
                                                                                      1.346                333,018
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).......................  0.921                     --
 Deutsche Global Growth Subaccount (Class B) (8/03).................................  1.998                     --
                                                                                      2.018                237,769
                                                                                      1.685                257,105
                                                                                      1.449                276,182
                                                                                      1.724                303,841
                                                                                      1.546                401,792
 Deutsche Growth Allocation Subaccount (Class B) (9/04).............................  0.853                     --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...........................  0.868                     --
 Deutsche Technology Subaccount (Class B) (7/03)....................................  1.179                     --
                                                                                      1.139                525,079
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03).................  1.243                148,238
                                                                                      1.260                159,994
                                                                                      1.263                163,050
                                                                                      1.273                178,991
                                                                                      1.298                222,588
                                                                                      1.256                351,149
                                                                                      1.318                647,067
                                                                                      1.306                652,032
                                                                                      1.238                777,085
                                                                                      1.184                936,747
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)............................  2.892                169,573
                                                                                      3.510                170,924
                                                                                      3.237                189,541
                                                                                      2.823                230,803
                                                                                      2.931                436,323
                                                                                      2.833                546,061
                                                                                      2.136                597,823
                                                                                      1.914                709,430
                                                                                      2.075                740,237
                                                                                      1.718                956,525

                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2018   2.427
                                                                               2017   2.142
                                                                               2016   1.977
                                                                               2015   2.078
                                                                               2014   1.866
                                                                               2013   1.414
                                                                               2012   1.286
                                                                               2011   1.298
                                                                               2010   1.151
                                                                               2009   0.876



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2.278                    --
                                                                               2.427                   283
                                                                               2.142                 1,081
                                                                               1.977                 1,887
                                                                               2.078                54,594
                                                                               1.866                56,181
                                                                               1.414                57,094
                                                                               1.286                57,256
                                                                               1.298                57,633
                                                                               1.151                57,693



                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75%
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2018   1.918
                                                                                       2017   1.783
                                                                                       2016   1.657
                                                                                       2015   1.741
                                                                                       2014   1.484
                                                                                       2013   1.377
                                                                                       2012   1.367
                                                                                       2011   1.206
                                                                                       2010   1.166
                                                                                       2009   1.043
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2018   3.013
                                                                                       2017   2.369
                                                                                       2016   2.430
                                                                                       2015   2.358
                                                                                       2014   2.136
                                                                                       2013   1.629
                                                                                       2012   1.421
                                                                                       2011   1.469
                                                                                       2010   1.329
                                                                                       2009   0.907
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2018   1.605
                                                                                       2017   1.531
                                                                                       2016   1.381
                                                                                       2015   1.479
                                                                                       2014   1.472
                                                                                       2013   1.384
                                                                                       2012   1.221
                                                                                       2011   1.226
                                                                                       2010   1.088
                                                                                       2009   0.763
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   1.553
                                                                                       2017   1.241
                                                                                       2016   1.141
                                                                                       2015   1.358
                                                                                       2014   1.489
                                                                                       2013   1.607
                                                                                       2012   1.387
                                                                                       2011   1.748
                                                                                       2010   1.449
                                                                                       2009   0.880
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.273
                                                                                       2013   1.095
                                                                                       2012   0.988
                                                                                       2011   1.033
                                                                                       2010   0.935
                                                                                       2009   0.784



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 1.661                    --
                                                                                       1.918                    --
                                                                                       1.783                    --
                                                                                       1.657                    --
                                                                                       1.741                    --
                                                                                       1.484                    --
                                                                                       1.377                    --
                                                                                       1.367                    --
                                                                                       1.206                    --
                                                                                       1.166                    --
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2.920                    --
                                                                                       3.013                    --
                                                                                       2.369                    --
                                                                                       2.430                    --
                                                                                       2.358                    --
                                                                                       2.136                    --
                                                                                       1.629                    --
                                                                                       1.421                    --
                                                                                       1.469                    --
                                                                                       1.329                    --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 1.517                61,972
                                                                                       1.605                65,848
                                                                                       1.531                68,544
                                                                                       1.381                68,544
                                                                                       1.479                72,708
                                                                                       1.472                84,873
                                                                                       1.384                90,386
                                                                                       1.221                90,386
                                                                                       1.226                96,603
                                                                                       1.088                    --
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 1.300                    --
                                                                                       1.553                    --
                                                                                       1.241                    --
                                                                                       1.141                    --
                                                                                       1.358                    --
                                                                                       1.489                    --
                                                                                       1.607                    --
                                                                                       1.387                    --
                                                                                       1.748                    --
                                                                                       1.449                    --
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 1.269                    --
                                                                                       1.273                    --
                                                                                       1.095                    --
                                                                                       0.988                    --
                                                                                       1.033                    --
                                                                                       0.935                    --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)................ 2014   1.351           1.339                    --
                                                                         2013   1.102           1.351                    --
                                                                         2012   0.979           1.102                    --
                                                                         2011   1.047           0.979                    --
                                                                         2010   0.932           1.047                    --
                                                                         2009   0.763           0.932                    --
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09).............. 2014   1.274           1.274                    --
                                                                         2013   1.146           1.274                    --
                                                                         2012   1.048           1.146                    --
                                                                         2011   1.079           1.048                    --
                                                                         2010   0.987           1.079                    --
                                                                         2009   0.840           0.987                    --
 BHFTI MFS(R) Research International Subaccount (Class B) (4/08)........ 2018   1.403           1.174                    --
                                                                         2017   1.125           1.403                    --
                                                                         2016   1.167           1.125                    --
                                                                         2015   1.221           1.167                    --
                                                                         2014   1.349           1.221                    --
                                                                         2013   1.162           1.349                    --
                                                                         2012   1.024           1.162                    --
                                                                         2011   1.179           1.024                    --
                                                                         2010   1.088           1.179                    --
                                                                         2009   0.850           1.088                    --
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08).......................... 2013   0.984           1.062                    --
                                                                         2012   0.961           0.984                    --
                                                                         2011   1.043           0.961                    --
                                                                         2010   0.872           1.043                    --
                                                                         2009   0.656           0.872                    --
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)............ 2018   1.931           1.632                    --
                                                                         2017   1.452           1.931                    --
                                                                         2016   1.489           1.452                    --
                                                                         2015   1.472           1.489                    --
                                                                         2014   1.482           1.472                    --
                                                                         2013   1.198           1.482                    --
                                                                         2012   1.016           1.198                    --
                                                                         2011   1.141           1.016                    --
                                                                         2010   1.063           1.141                    --
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)............. 2016   1.348           1.375                    --
                                                                         2015   1.406           1.348                63,070
                                                                         2014   1.384           1.406                63,084
                                                                         2013   1.402           1.384                    --
                                                                         2012   1.294           1.402                    --
                                                                         2011   1.285           1.294                    --
                                                                         2010   1.179           1.285                    --
                                                                         2009   0.913           1.179                    --
 BHFTI RCM Technology Subaccount (Class E) (5/10)....................... 2013   1.082           1.127                    --
                                                                         2012   0.989           1.082                    --
                                                                         2011   1.130           0.989                    --
                                                                         2010   0.966           1.130                    --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)........ 2018   1.627           1.438                    --
                                                                         2017   1.430           1.627                    --
                                                                         2016   1.268           1.430                    --
                                                                         2015   1.352           1.268                    --
                                                                         2014   1.227           1.352                    --
                                                                         2013   0.942           1.227                    --
                                                                         2012   0.821           0.942                    --
                                                                         2011   0.879           0.821                    --
                                                                         2010   0.772           0.879                    --
                                                                         2009   0.671           0.772                    --
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)......... 2018   2.548           2.424                    --
                                                                         2017   2.099           2.548                    --
                                                                         2016   2.032           2.099                    --
                                                                         2015   1.958           2.032                    --
                                                                         2014   1.784           1.958                    --
                                                                         2013   1.343           1.784                    --
                                                                         2012   1.214           1.343                    --
                                                                         2011   1.269           1.214                    --
                                                                         2010   1.022           1.269                    --
                                                                         2009   0.722           1.022                    --

                 SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 2013   1.124
                                                                                 2012   1.090
                                                                                 2011   1.211
                                                                                 2010   0.979
                                                                                 2009   0.684
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)....................... 2018   1.080
                                                                                 2017   1.069
                                                                                 2016   1.068
                                                                                 2015   1.094
                                                                                 2014   1.053
                                                                                 2013   1.093
                                                                                 2012   1.047
                                                                                 2011   1.013
                                                                                 2010   0.963
                                                                                 2009   0.907
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)............. 2018   0.987
                                                                                 2017   1.008
                                                                                 2016   1.035
                                                                                 2015   1.064
                                                                                 2014   1.093
                                                                                 2013   1.124
                                                                                 2012   1.155
                                                                                 2011   1.187
                                                                                 2010   1.221
                                                                                 2009   1.251
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)............. 2018   1.327
                                                                                 2017   1.233
                                                                                 2016   1.195
                                                                                 2015   1.241
                                                                                 2014   1.218
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)............. 2018   1.385
                                                                                 2017   1.240
                                                                                 2016   1.190
                                                                                 2015   1.239
                                                                                 2014   1.207
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)............. 2018   1.426
                                                                                 2017   1.230
                                                                                 2016   1.169
                                                                                 2015   1.222
                                                                                 2014   1.184
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)............. 2018   1.592
                                                                                 2017   1.425
                                                                                 2016   1.372
                                                                                 2015   1.379
                                                                                 2014   1.285
                                                                                 2013   1.098
                                                                                 2012   1.007
                                                                                 2011   0.999
                                                                                 2010   0.940
                                                                                 2009   0.825
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B)
 (4/08)......................................................................... 2018   1.649
                                                                                 2017   1.427
                                                                                 2016   1.370
                                                                                 2015   1.378
                                                                                 2014   1.284
                                                                                 2013   0.990
                                                                                 2012   0.903
                                                                                 2011   0.970
                                                                                 2010   0.892
                                                                                 2009   0.697
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)............................ 2013   0.972
                                                                                 2012   0.865
                                                                                 2011   0.950
                                                                                 2010   0.854
                                                                                 2009   0.723



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 1.208                     --
                                                                                 1.124                     --
                                                                                 1.090                     --
                                                                                 1.211                     --
                                                                                 0.979                     --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)....................... 1.044                     --
                                                                                 1.080                     --
                                                                                 1.069                     --
                                                                                 1.068                     --
                                                                                 1.094                     --
                                                                                 1.053                     --
                                                                                 1.093                     --
                                                                                 1.047                     --
                                                                                 1.013                     --
                                                                                 0.963                     --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)............. 0.975                     --
                                                                                 0.987                     --
                                                                                 1.008                     --
                                                                                 1.035                     --
                                                                                 1.064                     --
                                                                                 1.093                     --
                                                                                 1.124                     --
                                                                                 1.155                     --
                                                                                 1.187                     --
                                                                                 1.221                     --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)............. 1.234                     --
                                                                                 1.327                     --
                                                                                 1.233                     --
                                                                                 1.195                     --
                                                                                 1.241                     --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)............. 1.264                 42,926
                                                                                 1.385                 42,945
                                                                                 1.240                 48,208
                                                                                 1.190                 50,964
                                                                                 1.239                 59,054
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)............. 1.274                252,538
                                                                                 1.426                313,459
                                                                                 1.230                321,840
                                                                                 1.169                339,631
                                                                                 1.222                580,281
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)............. 1.487                     --
                                                                                 1.592                     --
                                                                                 1.425                     --
                                                                                 1.372                     --
                                                                                 1.379                     --
                                                                                 1.285                     --
                                                                                 1.098                     --
                                                                                 1.007                     --
                                                                                 0.999                     --
                                                                                 0.940                     --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B)
 (4/08)......................................................................... 1.598                     --
                                                                                 1.649                     --
                                                                                 1.427                     --
                                                                                 1.370                     --
                                                                                 1.378                     --
                                                                                 1.284                     --
                                                                                 0.990                     --
                                                                                 0.903                     --
                                                                                 0.970                     --
                                                                                 0.892                     --
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)............................ 1.065                     --
                                                                                 0.972                     --
                                                                                 0.865                     --
                                                                                 0.950                     --
                                                                                 0.854                     --

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13).............. 2018   1.923           1.760                     --
                                                                          2017   1.582           1.923                     --
                                                                          2016   1.546           1.582                     --
                                                                          2015   1.549           1.546                     --
                                                                          2014   1.436           1.549                     --
                                                                          2013   1.216           1.436                     --
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2018   1.742           1.696                     --
                                                                          2017   1.307           1.742                     --
                                                                          2016   1.345           1.307                     --
                                                                          2015   1.251           1.345                     --
                                                                          2014   1.117           1.251                     --
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2018   1.876           1.737                     --
                                                                          2017   1.591           1.876                     --
                                                                          2016   1.468           1.591                     --
                                                                          2015   1.495           1.468                     --
                                                                          2014   1.359           1.495                     --
                                                                          2013   1.061           1.359                     --
                                                                          2012   0.945           1.061                     --
                                                                          2011   0.955           0.945                     --
                                                                          2010   0.858           0.955                     --
                                                                          2009   0.700           0.858                     --
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2018   1.368           1.313                     --
                                                                          2017   1.309           1.368                     --
                                                                          2016   1.140           1.309                     --
                                                                          2015   1.248           1.140                     --
                                                                          2014   1.170           1.248                     --
                                                                          2013   0.913           1.170                     --
                                                                          2012   0.823           0.913                     --
                                                                          2011   0.829           0.823                     --
                                                                          2010   0.782           0.829                     --
                                                                          2009   0.724           0.782                     --
 BHFTII MFS(R) Total Return Subaccount (Class B) (4/06).................. 2018   1.468           1.345                 65,062
                                                                          2017   1.345           1.468                 68,512
                                                                          2016   1.269           1.345                 70,909
                                                                          2015   1.310           1.269                 70,915
                                                                          2014   1.243           1.310                 74,619
                                                                          2013   1.076           1.243                 85,427
                                                                          2012   0.994           1.076                103,998
                                                                          2011   1.000           0.994                104,005
                                                                          2010   0.936           1.000                110,565
                                                                          2009   0.813           0.936                110,574
 BHFTII MFS(R) Value Subaccount (Class E) (4/08)......................... 2018   2.027           1.770                     --
                                                                          2017   1.768           2.027                     --
                                                                          2016   1.592           1.768                     --
                                                                          2015   1.640           1.592                     --
                                                                          2014   1.524           1.640                     --
                                                                          2013   1.155           1.524                     --
                                                                          2012   1.020           1.155                     --
                                                                          2011   1.040           1.020                     --
                                                                          2010   0.961           1.040                     --
                                                                          2009   0.819           0.961                     --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.623           1.468                     --
                                                                          2017   1.444           1.623                     --
                                                                          2016   1.254           1.444                     --
                                                                          2015   1.284           1.254                     --
                                                                          2014   1.324           1.284                     --
                                                                          2013   1.070           1.324                     --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.113           1.502                     --
                                                                          2012   0.964           1.113                     --
                                                                          2011   1.004           0.964                     --
                                                                          2010   0.884           1.004                     --
                                                                          2009   0.635           0.884                     --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2018   2.080           2.002                     --
                                                                          2017   1.599           2.080                     --
                                                                          2016   1.618           1.599                     --
                                                                          2015   1.503           1.618                     --
                                                                          2014   1.418           1.503                     --
                                                                          2013   1.133           1.418                     --

                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2018    2.276
                                                                                     2017    1.909
                                                                                     2016    1.760
                                                                                     2015    1.766
                                                                                     2014    1.702
                                                                                     2013    1.213
                                                                                     2012    1.076
                                                                                     2011    1.090
                                                                                     2010    0.832
                                                                                     2009    0.617
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16).. 2018   24.743
                                                                                     2017   23.551
                                                                                     2016   22.890
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)....................... 2009    0.596
 Credit Suisse International Equity Flex III Subaccount (12/09)..................... 2012    0.689
                                                                                     2011    0.834
                                                                                     2010    0.764
                                                                                     2009    0.763
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)................................ 2014    1.503
                                                                                     2013    1.151
                                                                                     2012    1.023
                                                                                     2011    1.105
                                                                                     2010    0.976
                                                                                     2009    0.793
 Deutsche Global Opportunities Subaccount (Class B) (7/03).......................... 2010    0.988
                                                                                     2009    0.688
 Deutsche Health Care VIP Subaccount (Class B) (6/03)............................... 2011    1.122
                                                                                     2010    1.071
                                                                                     2009    0.904
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04)....................... 2009    0.819
 Deutsche Global Growth Subaccount (Class B) (8/03)................................. 2014    1.346
                                                                                     2013    1.137
                                                                                     2012    0.990
                                                                                     2011    1.192
                                                                                     2010    1.082
                                                                                     2009    0.776
 Deutsche Growth Allocation Subaccount (Class B) (9/04)............................. 2009    0.741
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)........................... 2009    0.765
 Deutsche Technology Subaccount (Class B) (7/03).................................... 2010    0.919
                                                                                     2009    0.591
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)................. 2018    1.058
                                                                                     2017    1.073
                                                                                     2016    1.095
                                                                                     2015    1.129
                                                                                     2014    1.106
                                                                                     2013    1.175
                                                                                     2012    1.179
                                                                                     2011    1.130
                                                                                     2010    1.094
                                                                                     2009    1.044
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)............................ 2018    1.956
                                                                                     2017    1.826
                                                                                     2016    1.611
                                                                                     2015    1.694
                                                                                     2014    1.657
                                                                                     2013    1.264
                                                                                     2012    1.146
                                                                                     2011    1.258
                                                                                     2010    1.054
                                                                                     2009    0.838



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)..................  2.064                   --
                                                                                      2.276                   --
                                                                                      1.909                   --
                                                                                      1.760                   --
                                                                                      1.766                   --
                                                                                      1.702                   --
                                                                                      1.213                   --
                                                                                      1.076                   --
                                                                                      1.090                   --
                                                                                      0.832                   --
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16).. 23.126                3,780
                                                                                     24.743                3,781
                                                                                     23.551                3,782
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......................  0.757                   --
 Credit Suisse International Equity Flex III Subaccount (12/09).....................  0.689                   --
                                                                                      0.689                   --
                                                                                      0.834                   --
                                                                                      0.764                   --
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)................................  1.449                   --
                                                                                      1.503                   --
                                                                                      1.151                   --
                                                                                      1.023                   --
                                                                                      1.105                   --
                                                                                      0.976                   --
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..........................  1.056                   --
                                                                                      0.988                   --
 Deutsche Health Care VIP Subaccount (Class B) (6/03)...............................  1.257                   --
                                                                                      1.122                   --
                                                                                      1.071                   --
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).......................  0.823                   --
 Deutsche Global Growth Subaccount (Class B) (8/03).................................  1.327                   --
                                                                                      1.346                   --
                                                                                      1.137                   --
                                                                                      0.990                   --
                                                                                      1.192                   --
                                                                                      1.082                   --
 Deutsche Growth Allocation Subaccount (Class B) (9/04).............................  0.740                   --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...........................  0.765                   --
 Deutsche Technology Subaccount (Class B) (7/03)....................................  0.947                   --
                                                                                      0.919                   --
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03).................  1.031                   --
                                                                                      1.058                   --
                                                                                      1.073                   --
                                                                                      1.095                   --
                                                                                      1.129                   --
                                                                                      1.106                   --
                                                                                      1.175                   --
                                                                                      1.179                   --
                                                                                      1.130                   --
                                                                                      1.094                   --
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)............................  1.592                   --
                                                                                      1.956                   --
                                                                                      1.826                   --
                                                                                      1.611                   --
                                                                                      1.694                   --
                                                                                      1.657                   --
                                                                                      1.264                   --
                                                                                      1.146                   --
                                                                                      1.258                   --
                                                                                      1.054                   --

                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2018   1.791
                                                                               2017   1.600
                                                                               2016   1.494
                                                                               2015   1.590
                                                                               2014   1.444
                                                                               2013   1.108
                                                                               2012   1.020
                                                                               2011   1.041
                                                                               2010   0.934
                                                                               2009   0.720



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 1.661           --
                                                                               1.791           --
                                                                               1.600           --
                                                                               1.494           --
                                                                               1.590           --
                                                                               1.444           --
                                                                               1.108           --
                                                                               1.020           --
                                                                               1.041           --
                                                                               0.934           --

Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2018.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Conservative Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Moderate Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Growth Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Growth Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Moderate Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Balanced Strategy Portfolio and is no longer available as a funding option.

Effective on or about 12/14/2009, Credit Suisse Trust-International Equity Flex II was transferred to Credit Suisse Trust-International Equity Flex III and is no longer available as a funding option.

Effective on or about 05/03/2010, Credit Suisse Trust-Credit Suisse International Equity Flex II Portfolio merged into Credit Suisse
Trust-International Equity Flex III Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series I-DWSI Global Opportunities VIP was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series II-DWSII Technology VIP - Class B was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, DWS Variable Series I-DWS Health Care VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 04/30/2012, Credit Suisse Trust-International Equity Flex III Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class B merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class E and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class B merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Turner Mid Cap Growth Portfolio merged into Metropolitan Series Fund-Frontier Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, DWS Variable Series I-DWS Capital Growth VIP - Class B was replaced by Metropolitan Series Fund-Jennison Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, DWS Variable Series II-DWS Global Growth VIP - Class B was replaced by Met Investors Series Trust-Oppenheimer Global Equity Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Moderate Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 40 Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Balanced Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 60 Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Growth Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 80 Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/30/2018, BHFT II-BlackRock Large Cap Value Portfolio merged into BHFT II-MFS Value Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds and a Trust were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and the former name and the new name of the Trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGE
The following former Underlying Funds were renamed:


                  FORMER NAME                                  NEW NAME
---------------------------------------------- ---------------------------------------
 Deutsche Small Mid Cap Value VIP              DWS Small Mid Cap Value VIP
 Deutsche Government & Agency Securities VIP   DWS Government & Agency Securities VIP

TRUST NAME CHANGE
The following Trust was renamed:


          FORMER NAME                      NEW NAME
------------------------------ --------------------------------
 Deutsche Variable Series II   Deutsche DWS Variable Series II

                                   APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER

       PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT

       VALUATION OF ASSETS

       FEDERAL TAX CONSIDERATIONS

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       CONDENSED FINANCIAL INFORMATION

       FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated April 29, 2019 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 10366, Des Moines, IA 50306-0366.

Name:

Address:


BLIC-Book-70-71-75